CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary [Member]
IfrsStatementLineItems [Line Items]
Ordinary share, par value	$ 0.0001	$ 0.0001
Ordinary shares, share authorized	50,000,000	50,000,000
Ordinary shares, share Issued	11,505,148	11,505,148
Ordinary shares, share outstanding	11,505,148	11,505,148
Class B Ordinary [Member]
IfrsStatementLineItems [Line Items]
Ordinary share, par value	0.0001	0.0001
Ordinary shares, share authorized	450,000,000	450,000,000
Ordinary shares, share Issued	12,499,999	12,499,999
Ordinary shares, share outstanding	$ 12,499,999	$ 12,499,999